Acquisitions, Dispositions And Other Adjustments (Spectrum Auctions Narrative) (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020
Licensing Agreements
Indefinite-lived Intangible Assets [Line Items]
Payments to acquire intangible assets	$ 2,379		$ 949		$ 1,186
24 GHz Licenses
Indefinite-lived Intangible Assets [Line Items]
Payments to acquire intangible assets		$ 982
FiberTower Corporation | 39 GHz Licenses
Indefinite-lived Intangible Assets [Line Items]
Book value of indefinite-lived intangible assets				$ 300
Gain on disposition of intangible asset				$ 900
Value of consideration received in a noncash transaction					$ 1,200